Note 17 - Subsequent Events	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
17	Subsequent events

Strategic Reorganization

The Company announced on
February
28,
2017
a strategic reorganization of its business (the "Arrangement"). Pursuant to the Arrangement, Entrée’s Ann Mason and Lordsburg projects (the "U.S. Projects") will be transferred to a newly incorporated company, Mason Resources Corp. ("Mason Resources"). Shareholders of Entrée will receive common shares in Mason Resources ("Mason Common Shares") in proportion to their shareholdings in Entrée. There will be no change to shareholders’ existing interests in Entrée.

It is intended that, as part of the Arrangement, Entrée shareholders will receive Mason Common Shares by way of a share exchange, pursuant to which each existing share of Entrée is exchanged for one
"new" share of Entrée and
0.45
of a Mason Common Share (the "Consideration"). Optionholders and warrantholders of Entrée will receive replacement options and warrants of Entrée and options and warrants of Mason Resources which are proportionate to, and reflective of the terms of, their existing options and warrants of Entrée. The reorganization will be effected by way of a plan of arrangement under the Business Corporations Act (British Columbia) (the "Plan of Arrangement") and must be approved by the Supreme Court of British Columbia (the "Court") and by the affirmative vote of
66
2/3%
of Entrée shareholders, as well as Entrée shareholders, optionholders and warrantholders (collectively, the "Securityholders") voting together as a single class. An Annual General and Special Meeting of Securityholders to approve, among other things, the Arrangement, will be held on
May
1,
2017
(the "Meeting").

On
April
25,
2017,
the Toronto Stock Exchange (“TSX”) conditionally approved the listing of the Mason Common Shares. Mason Resources does not have any of its securities listed or quoted, and has not applied to list or quote any of its securities, on a U.S. marketplace.

On
March
24,
2017,
the Company filed and mailed its Information Circular (the "Circular") and other materials for the Meeting, which are available on SEDAR at www.sedar.com and on the Company’s website at www.entreegold.com. The Circular contains, among other things, details concerning the Arrangement, reasons the Company’s board of directors has recommended the Arrangement, requirements for completion of the Arrangement, the procedure for receiving the Consideration under the Arrangement, how registered shareholders may
exercise their dissent rights, procedures for voting at the Meeting and other matters. Subject to receipt of all required Securityholder, Court and regulatory approvals, the Arrangement is expected to become effective on or about
May
9,
2017.